Income from equity instruments (Tables)	12 Months Ended
Dec. 31, 2017
Income from equity instruments (Tables) [Abstract]
Breakdown of the balance of this item

The breakdown of the balance of this item is as follows:

Thousand of reais	2017	2016	2015

Equity instruments classified as:
Financial assets held for trading	18,458	21,489	44,312
Financial assets - available-for-sale	64,662	237,056	85,703
Other financial instruments at fair value through profit or loss	-	-	12,866
Total	83,120	258,545	142,881